CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (UNAUDITED) (Parenthetical) $ in Thousands	6 Months Ended
Dec. 31, 2021 USD ($)
IPO [Member]
Payment of stock issuance costs	$ 9,007